OTHER LIABILITIES - Schedule of detailed information about other liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES
Pension and post-employment health care plans	[1]	R$ 515,901	R$ 463,948
Deferred revenue from performance obligations with customers	[2]	131,113	313,204
Provision for incentives to consultants		153,692	217,349
Provision for operating expenses (marketing / technology, etc.)	[3]	482,287	604,064
Provision for store renovation			116,137
Crer Para Ver	[4]	47,571	87,420
Provision for restructuring	[5]	113,440	175,809
Insurance payables		84,032	69,364
Other liabilities	[6]	87,518	203,331
Total		1,657,012	2,250,626
Current		970,479	1,499,060
Non-current		R$ 686,533	R$ 751,566

[1]	As of December 31, 2023, there is R$253,606 (R$282,295 as of December 31, 2022) referring to pension plans, and R$567 referring to post-employment plans (R$28,456 as of December 31, 2022) of subsidiary Avon International, and R$209,288 (R$129,697 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura Cosmeticos and R$52,441 (R$51,956 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
[2]	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$88,017 (R$190,790 as of December 31, 2022) is referring to subsidiary Avon, R$31,089 (R$93,761 as of December 31, 2022) referring to the consolidated subsidiary Natura Cosmeticos and R$12,007 (R$28,653 as of December 31, 2022) referring to subsidiary Natura &Co International.
[3]	Refers to the Company's operating provisions arising mainly from expenses with the provision of technology, marketing, and advertising services.
[4]	Contribution of the social program to the development of the quality of education.
[5]	Provision for costs directly related to the integration plan and changes in the organizational structure of the subsidiary Avon and Group corporate structure review.
[6]	Refers to miscellaneous provisions such as indemnities and non-current contractual obligations.